A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2024

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets		Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Elementum Zephyrus Total Return Cat Bond Fund Ltd.	Global Markets	13,607,000	15,292,770	4.78		1/1/2024	Monthly	30 days	12/31/2024		$15,292,770
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	5,730,825	9,941,844	3.10		2/1/2017	Quarterly	60 days	12/31/2024	(d)	$2,485,461
Sona Credit Fund Ltd	Global	10,884,576	15,613,553	4.88		12/1/2022	Quarterly	45 days	12/31/2024	(d)	$3,903,388
SPF Securitized Products Fund Ltd.	US/Canada	16,000,000	16,745,885	5.23		7/1/2024	Quarterly	65 days	6/30/2025	(d),(e)	$3,147,571

Credit/Income Subtotal		46,222,401	57,594,052	17.99

Equity Hedged

Aleutian Fund, Ltd.	US/Canada	14,360,066	16,858,648	5.27		6/1/2023	Monthly	90 days	12/31/2024		$16,858,648
Anomaly Capital International, Ltd.	Global	15,483,548	26,009,160	8.12		10/1/2020	Custom Quarterly Dates	60 days	12/31/2024	(d)	$4,720,438
Aventail Energy Offshore Fund, Ltd.	US/Canada	12,663,540	13,741,544	4.29		8/1/2022	Quarterly	45 days	12/31/2024		$13,741,544
Burkehill International Ltd.	Global Markets	11,900,000	13,073,783	4.08		3/1/2024	Quarterly	60 days	3/31/2025	(e)	$13,073,783
Jericho Capital International, Ltd.	US/Canada	11,195,294	17,587,666	5.49		1/1/2024	Quarterly	60 days	12/31/2024		$17,587,666
Point72 Capital International, Ltd.	Global	8,057,900	16,183,885	5.05		8/1/2018	Quarterly	45 days	12/31/2024	(d)	$4,045,971

Equity Hedged Subtotal		73,660,348	103,454,686	32.30

Multi-Strategy
Schonfeld Strategic Partners Offshore Fund Ltd.	Global	16,071,085	20,928,015	6.53		6/1/2021	Monthly- Quarterly	45 days	12/31/2024	(f)	$18,550,128

Multi-Strategy Subtotal		16,071,085	20,928,015	6.53

Relative Value
Bright Meadow Agency MBS Offshore Fund, Ltd.	US/Canada	12,084,641	15,346,869	4.79		8/1/2021	Monthly	30 days	12/31/2024	(g)	$7,673,435
Elan Feeder Fund Ltd.	Global	10,314,366	13,937,219	4.35		2/1/2022	Monthly	45 days	12/31/2024	(d)	$3,484,305
Linden Investors LP	Global	5,632,244	16,284,415	5.08		4/1/2014	Quarterly	65 days	12/31/2024	(d)	$4,071,104
Symmetry International Fund, Ltd.	Global	26,891,633	70,576,612	22.04		1/1/2015	Anniversary - 30 months	184 days	6/30/2025	(e)	$70,576,612

Relative Value Subtotal		54,922,884	116,145,115	36.26

Trading
Kirkoswald Global Macro Fund Ltd	Global Markets	12,776,146	14,075,805	4.40		5/1/2023	Quarterly	60 days	12/31/2024	(d)	$3,518,951
Rokos Global Macro Fund, Ltd.	Global	4,621,158	12,009,497	3.75		11/1/2015	Monthly	90 days	12/31/2024	(d)	$3,002,374
Statar Capital Offshore (Cayman), Ltd.	US/Canada	5,888,930	10,102,301	3.15		4/1/2022	Monthly	30 days	12/31/2024		$10,102,301
Valent Green Elements Offshore Fund Ltd.	Global Markets	5,500,000	6,118,829	1.91		5/1/2024	Quarterly	90 days	6/30/2026	(e)	$6,118,829

Trading Subtotal		28,786,234	42,306,432	13.21

Total Investment Funds		$219,662,952	$340,428,300	106.29	%

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2024

Cash Equivalents	Shares	Cost	Fair Value	% of Net Assets
UBS Select Treasury Institutional Fund, 4.36% (h)	5,341,825	$5,341,825	$5,341,825	1.67%

Total Cash Equivalents	5,341,825	$5,341,825	$5,341,825	1.67%

Total Investments and Cash Equivalents		$225,004,777	$345,770,125	107.96%

Other Assets less Liabilities			(25,500,071)	(7.96)

Members’ Capital			$320,270,054	100.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	This holding is under lock-up and is not redeemable without paying a fee.
(f)

A portion of this holding ($2,717,585) is subject to an investor level gate of 12.5%. The Fund has submitted a full redemption notice for this portion of the holding, and as such, is receiving its proceeds from the Investment Fund.

(g)	The Investment Fund is subject to an investor level gate of 50%.
(h)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) LLC. The rate shown is the current yield as of September 30, 2024. The audited financial statements of this entity can be found at www.sec.gov.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $340,428,300. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $57,594,052) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2024

As of December 31, 2024, the Investment Funds in the credit/income strategy had $42,301,282, representing 73% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $16,745,885, representing 29% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 6-7 months at December 31, 2024.

The Investment Funds in the equity hedged strategy (total fair value of $103,454,686) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2024, the Investment Funds in the equity hedged strategy had $55,266,828, representing 53% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $13,073,783, representing 13% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for these investments ranges from 2-3 months at December 31, 2024.

The Investment Funds in the multi-strategy strategy (total fair value of $20,928,015) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of December 31, 2024, the Investment Funds in the multi-strategy strategy had $2,717,585, representing 13% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the relative value strategy (total fair value of $116,145,115), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2024, the Investment Funds in the relative value strategy had $116,145,115, representing 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $70,576,612, representing 61% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 30 months after acquisition. The remaining restriction period for these investments is 6 months at December 31, 2024.

The Investment Funds in the trading strategy (total fair value of $42,306,432) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2024, the Investment Funds in the trading strategy had $32,204,131, representing 76% of the

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2024

value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $6,118,829, representing 14% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 24 months after acquisition. The remaining restriction period for these investments ranges from 16-18 months at December 31, 2024.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2024.

Please refer to the September 30, 2024 financial statements for full disclosure on the Fund’s portfolio valuation methodology.